UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
INVESTMENTS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Ticker | JHI

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 97.5% (66.8% of Total Investments)				$167,124,672

(Cost $165,029,095)

Consumer Discretionary 16.1%				27,625,350

Auto Components 1.4%
Allison Transmission, Inc. (S)(Z)	7.125	05/15/19	550,000	587,125
American Axle & Manufacturing, Inc.	6.250	03/15/21	500,000	525,625
The Goodyear Tire & Rubber Company	7.000	05/15/22	1,200,000	1,275,000

Automobiles 0.9%
Automotores Gildemeister SA (S)	6.750	01/15/23	150,000	102,000
Chrysler Group LLC (Z)	8.250	06/15/21	1,240,000	1,379,500

Hotels, Restaurants & Leisure 3.5%
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	10.500	07/01/19	1,000,000	1,030,000
Greektown Superholdings, Inc. (Z)	13.000	07/01/15	2,179,000	2,293,398
Grupo Posadas SAB de CV (S)	7.875	11/30/17	600,000	618,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	298,000	292,040
Mashantucket Western Pequot Tribe	6.500	07/01/36	707,485	95,510
Mohegan Tribal Gaming Authority (S)(Z)	11.000	09/15/18	1,000,000	985,000
Waterford Gaming LLC (S)	8.625	09/15/14	626,187	284,904
Yonkers Racing Corp. (S)(Z)	11.375	07/15/16	351,000	372,060

Household Durables 0.6%
Corporacion GEO SAB de CV (H)(S)	9.250	06/30/20	1,000,000	260,000
Desarrolladora Homex SAB de CV (H)(S)	9.750	03/25/20	1,000,000	275,000
Standard Pacific Corp. (Z)	8.375	05/15/18	140,000	162,050
Urbi Desarrollos Urbanos SAB de CV (H)(S)	9.750	02/03/22	1,500,000	285,000

Internet & Catalog Retail 0.5%
QVC, Inc. (S)	5.950	03/15/43	1,000,000	911,863

Leisure Equipment & Products 0.3%
Easton-Bell Sports, Inc. (Z)	9.750	12/01/16	465,000	495,225

Media 6.1%
Cinemark USA, Inc. (Z)	7.375	06/15/21	365,000	397,850
Clear Channel Communications, Inc.	11.250	03/01/21	3,000,000	3,202,500
DIRECTV Holdings LLC (Z)	5.875	10/01/19	355,000	401,696
Myriad International Holdings BV (S)	6.000	07/18/20	440,000	454,300
News America, Inc. (Z)	7.750	01/20/24	980,000	1,175,049
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	436,735
Videotron, Ltd.	6.375	12/15/15	300,000	304,125
WMG Acquisition Corp. (S)	6.000	01/15/21	1,000,000	1,045,000
WMG Acquisition Corp.	11.500	10/01/18	685,000	792,888
XM Satellite Radio, Inc. (S)(Z)	7.625	11/01/18	2,000,000	2,205,000

Multiline Retail 1.7%
Lotte Shopping Company, Ltd. (S)	3.375	05/09/17	1,400,000	1,425,922
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	215,000	246,048
Michaels Stores, Inc.	11.375	11/01/16	1,286,000	1,340,668

Specialty Retail 0.6%
Automotores Gildemeister SA (S)(Z)	8.250	05/24/21	720,000	576,000
Hillman Group, Inc.	10.875	06/01/18	290,000	312,475
Toys R Us Property Company II LLC (Z)	8.500	12/01/17	225,000	237,656

Textiles, Apparel & Luxury Goods 0.5%
Hot Topic, Inc. (S)	9.250	06/15/21	230,000	239,200

1

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

PVH Corp.	7.375	05/15/20	550,000	$602,938

Consumer Staples 6.0%				10,232,049

Beverages 1.6%
Ajecorp BV (S)(Z)	6.500	05/14/22	1,000,000	1,022,500
Corporacion Lindley SA (S)	4.625	04/12/23	1,000,000	950,000
SABMiller Holdings, Inc. (S)(Z)	3.750	01/15/22	750,000	764,589

Commercial Services & Supplies 0.1%
ARAMARK Corp. (S)	5.750	03/15/20	170,000	176,800

Food & Staples Retailing 0.3%
Tops Holding Corp. (S)	8.875	12/15/17	400,000	441,000

Food Products 2.2%
Bunge, Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,046,308
Corporacion Pesquera Inca SAC (S)(Z)	9.000	02/10/17	1,350,000	1,383,750
Marfrig Holding Europe BV (S)(Z)	8.375	05/09/18	600,000	573,000
Marfrig Holding Europe BV (S)	9.875	07/24/17	600,000	606,000
TreeHouse Foods, Inc.	7.750	03/01/18	175,000	186,375

Household Products 0.6%
Reynolds Group Issuer, Inc. (Z)	8.500	05/15/18	390,000	405,600
The Sun Products Corp. (S)	7.750	03/15/21	260,000	265,200
Yankee Candle Company, Inc., Series B	9.750	02/15/17	315,000	326,422

Tobacco 1.2%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	830,505
Vector Group, Ltd. (Z)	7.750	02/15/21	1,200,000	1,254,000

Energy 16.2%				27,779,343

Energy Equipment & Services 4.5%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	750,000	750,000
EDC Finance, Ltd. (S)	4.875	04/17/20	1,000,000	925,000
Forbes Energy Services, Ltd. (Z)	9.000	06/15/19	295,000	296,475
Inkia Energy, Ltd. (S)(Z)	8.375	04/04/21	1,400,000	1,498,000
Offshore Group Investment, Ltd. (S)(Z)	7.125	04/01/23	2,000,000	2,005,000
Permian Holdings, Inc. (S)	10.500	01/15/18	800,000	788,000
RKI Exploration & Production LLC (S)	8.500	08/01/21	565,000	573,475
TMK OAO (S)	6.750	04/03/20	600,000	582,750
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	280,900

Oil, Gas & Consumable Fuels 11.7%
Afren PLC (S)(Z)	11.500	02/01/16	2,000,000	2,315,000
Alpha Natural Resources, Inc. (Z)	6.250	06/01/21	740,000	617,900
Carrizo Oil & Gas, Inc.	7.500	09/15/20	1,200,000	1,254,000
CNOOC Finance 2012, Ltd. (S)(Z)	5.000	05/02/42	1,000,000	961,176
Devon Energy Corp. (Z)	5.625	01/15/14	1,035,000	1,056,857
DTEK Finance BV (S)	9.500	04/28/15	161,000	165,830
EV Energy Partners LP (Z)	8.000	04/15/19	405,000	409,050
Georgian Oil and Gas Corp. (S)(Z)	6.875	05/16/17	1,500,000	1,541,250
Indo Energy Finance II BV (S)	6.375	01/24/23	300,000	253,500
Linn Energy LLC (Z)	8.625	04/15/20	390,000	405,600
Lukoil International Finance BV (S)	4.563	04/24/23	1,000,000	936,250
McMoRan Exploration Company (Z)	11.875	11/15/14	1,700,000	1,750,029
Niska Gas Storage US LLC (Z)	8.875	03/15/18	565,000	590,425
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	705,000	664,815

2

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Pan American Energy LLC (S)(Z)	7.875	05/07/21	1,100,000	$1,089,000
Petrobras International Finance Company (Z)	5.375	01/27/21	500,000	498,263
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,188,421
Plains Exploration & Production Company	6.875	02/15/23	750,000	808,247
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	1,250,000	1,346,875
Samson Investment Company (S)	10.000	02/15/20	1,000,000	1,060,000
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	215,537
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	237,905
W&T Offshore, Inc. (Z)	8.500	06/15/19	675,000	713,813

Financials 19.5%				33,409,859

Capital Markets 3.2%
E*TRADE Financial Corp.	6.375	11/15/19	1,000,000	1,062,500
Morgan Stanley (Z)	3.800	04/29/16	1,000,000	1,049,727
Morgan Stanley (Z)	5.750	01/25/21	1,000,000	1,113,293
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	990,000	1,068,756
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,140,920

Commercial Banks 4.1%
Banco Bradesco SA (S)(Z)	5.750	03/01/22	500,000	497,500
Banco de Galicia y Buenos Aires (S)(Z)	8.750	05/04/18	410,000	350,770
BBVA Bancomer SA (S)(Z)	6.500	03/10/21	1,000,000	1,052,500
GTB Finance B.V. (S)(Z)	7.500	05/19/16	285,000	296,400
National City Bank of Indiana (Z)	4.250	07/01/18	2,000,000	2,133,782
Sberbank of Russia (S)(Z)	6.125	02/07/22	1,000,000	1,062,500
State Bank of India (S)(Z)	4.500	07/27/15	500,000	520,582
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	1,000,000	1,067,500

Consumer Finance 3.0%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,046,963
DTEK Finance PLC (S)	7.875	04/04/18	2,000,000	1,932,500
SLM Corp.	5.500	01/25/23	1,800,000	1,685,027
SLM Corp. (Z)	8.450	06/15/18	485,000	557,808

Diversified Financial Services 3.9%
Alfa Bank OJSC (S)(Z)	7.750	04/28/21	300,000	322,125
Bank of Ceylon (S)	6.875	05/03/17	1,000,000	1,030,000
CorpGroup Banking SA (S)	6.750	03/15/23	1,000,000	897,500
Corporacion Andina de Fomento (Z)	3.750	01/15/16	690,000	726,562
Gruposura Finance (S)(Z)	5.700	05/18/21	440,000	448,800
Intercorp Retail Trust (S)(Z)	8.875	11/14/18	305,000	332,831
Jefferies Finance LLC (S)	7.375	04/01/20	500,000	505,000
JPMorgan Chase & Company (Z)	3.450	03/01/16	2,000,000	2,102,544
Nationstar Mortgage LLC (Z)	10.875	04/01/15	375,000	394,219

Insurance 1.9%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	803,783
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	381,100
MetLife, Inc. (Z)	6.817	08/15/18	1,000,000	1,221,196
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month
LIBOR + 4.177%) (S)	8.300	10/15/37	520,000	539,500
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	253,940

Investment Companies 0.6%
IPIC GMTN, Ltd. (S)(Z)	5.500	03/01/22	1,000,000	1,077,500

3

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Real Estate Investment Trusts 1.8%
DuPont Fabros Technology LP (Z)	8.500	12/15/17	1,225,000	$1,301,563
Health Care REIT, Inc.	6.125	04/15/20	345,000	394,584
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	377,584
Servicios Corporativos Javer SAPI de CV (S)	9.875	04/06/21	1,000,000	940,000

Real Estate Management & Development 1.0%
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23	200,000	185,500
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	1,000,000	1,115,000
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	500,000	420,000

Health Care 1.5%				2,664,069

Health Care Providers & Services 0.7%
AmerisourceBergen Corp. (Z)	3.500	11/15/21	1,000,000	1,006,831
Envision Healthcare Corp. (Z)	8.125	06/01/19	100,000	108,500
HCA, Inc. (Z)	7.500	02/15/22	130,000	146,575

Pharmaceuticals 0.8%
Endo Health Solutions, Inc. (Z)	7.250	01/15/22	1,345,000	1,402,163

Industrials 7.9%				13,517,975

Aerospace & Defense 0.7%
Ducommun, Inc.	9.750	07/15/18	160,000	177,600
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	400,000	432,000
TransDigm, Inc. (Z)	7.750	12/15/18	495,000	527,794

Airlines 4.1%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625	05/15/18	1,000,000	1,002,500
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	391,551	411,128
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	1,202,918	1,263,064
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	187,721	204,616
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	93,454	96,374
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	639,907	716,696
TAM Capital 3, Inc. (S)(Z)	8.375	06/03/21	505,000	515,100
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	885,800
UAL 2009-1 Pass Through Trust	10.400	11/01/16	194,481	221,223
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	470,445	537,483
VRG Linhas Aereas SA (S)	10.750	02/12/23	1,500,000	1,222,500

Building Products 0.2%
Nortek, Inc. (Z)	8.500	04/15/21	235,000	254,388
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	171,600

Commercial Services & Supplies 1.0%
Garda World Security Corp. (S)	9.750	03/15/17	765,000	818,550
Iron Mountain, Inc. (Z)	8.375	08/15/21	760,000	823,650

Construction & Engineering 0.8%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	1,350,000	1,296,000

Electrical Equipment 0.6%
Coleman Cable, Inc. (Z)	9.000	02/15/18	295,000	312,700
WPE International Cooperatief UA (S)	10.375	09/30/20	1,000,000	720,000

Industrial Conglomerates 0.2%
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	385,000	410,909

4

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Machinery 0.2%
Victor Technologies Group, Inc. (Z)	9.000	12/15/17	260,000	$280,800

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	200,000	215,500

Information Technology 1.8%				3,090,539

Computers & Peripherals 0.4%
Seagate HDD Cayman (Z)	7.000	11/01/21	565,000	614,438

Electronic Equipment, Instruments & Components 1.0%
CDW LLC (Z)	8.000	12/15/18	325,000	355,063
Freescale Semiconductor, Inc. (S)(Z)	9.250	04/15/18	290,000	314,288
Viasystems, Inc. (S)	7.875	05/01/19	1,000,000	1,070,000

IT Services 0.4%
Brightstar Corp. (S)	9.500	12/01/16	700,000	736,750

Materials 11.7%				20,117,716

Chemicals 0.9%
Braskem Finance, Ltd. (S)(Z)	5.750	04/15/21	200,000	194,500
Fufeng Group, Ltd. (S)(Z)	7.625	04/13/16	985,000	962,838
Rentech Nitrogen Partners LP (S)	6.500	04/15/21	430,000	428,925

Construction Materials 2.7%
Cemex Finance LLC (S)(Z)	9.500	12/14/16	1,000,000	1,065,000
Cemex SAB de CV (S)(Z)	9.000	01/11/18	1,000,000	1,087,500
China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05/25/16	350,000	346,500
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	1,000,000	980,000
Votorantim Cimentos SA (S)	7.250	04/05/41	1,000,000	945,000
Vulcan Materials Company (Z)	7.500	06/15/21	120,000	135,900

Containers & Packaging 2.1%
AEP Industries, Inc.	8.250	04/15/19	355,000	383,400
Berry Plastics Corp.	9.750	01/15/21	500,000	585,000
Cascades, Inc.	7.875	01/15/20	240,000	253,200
Graphic Packaging International, Inc. (Z)	7.875	10/01/18	236,000	256,650
Pretium Packaging LLC	11.500	04/01/16	160,000	172,000
Sealed Air Corp. (S)(Z)	8.375	09/15/21	1,500,000	1,702,500
Tekni-Plex, Inc. (S)	9.750	06/01/19	199,000	221,885

Metals & Mining 5.3%
AngloGold Ashanti Holdings PLC (Z)	5.125	08/01/22	1,000,000	797,170
APERAM (S)(Z)	7.750	04/01/18	300,000	283,500
Bluescope Steel, Ltd. (S)	7.125	05/01/18	500,000	515,000
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	244,375
Edgen Murray Corp. (S)	8.750	11/01/20	350,000	350,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	500,000	480,625
Evraz Group SA (S)	6.500	04/22/20	1,000,000	905,000
Ferrexpo Finance PLC (S)	7.875	04/07/16	600,000	561,990
Metinvest BV (S)(Z)	8.750	02/14/18	555,000	534,299
Rain CII Carbon LLC (S)	8.000	12/01/18	945,000	978,075
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	887,046
Severstal OAO (S)	4.450	03/19/18	1,000,000	961,250
SunCoke Energy, Inc. (Z)	7.625	08/01/19	105,000	109,463
United States Steel Corp.	6.875	04/01/21	1,000,000	985,000
Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04/08/16	1,425,000	541,500

5

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Paper & Forest Products 0.7%
Boise Paper Holdings LLC (Z)	8.000	04/01/20	515,000	$553,625
Sappi Papier Holding GmbH (S)	7.500	06/15/32	100,000	79,000
Sappi Papier Holding GmbH (S)	7.750	07/15/17	600,000	630,000

Telecommunication Services 13.8%				23,597,538

Diversified Telecommunication Services 5.9%
Axtel SAB de CV (7.000% until 1-31-14, then 8.000% until
1-31-15, then 9.000% thereafter) (S)	7.000	01/31/20	535,000	494,875
Cincinnati Bell, Inc. (Z)	8.750	03/15/18	1,235,000	1,284,400
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	559,150
Frontier Communications Corp. (Z)	8.750	04/15/22	435,000	479,588
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	620,000	650,386
GXS Worldwide, Inc. (Z)	9.750	06/15/15	430,000	441,825
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	265,000
Satelites Mexicanos SA de CV (Z)	9.500	05/15/17	1,404,000	1,544,400
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,500,000	1,545,000
Wind Acquisition Finance SA (S)(Z)	11.750	07/15/17	1,000,000	1,055,000
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,723,867	1,775,583

Wireless Telecommunication Services 7.9%
Bharti Airtel International Netherlands BV (S)	5.125	03/11/23	600,000	558,000
Colombia Telecomunicaciones SA ESP (S)(Z)	5.375	09/27/22	1,000,000	940,000
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	798,500
Digicel Group, Ltd. (S)(Z)	8.250	09/30/20	1,365,000	1,467,375
Digicel, Ltd. (S)	6.000	04/15/21	500,000	490,000
Intelsat Luxembourg SA (S)	8.125	06/01/23	1,500,000	1,612,500
MetroPCS Wireless, Inc. (S)	6.250	04/01/21	1,400,000	1,428,000
MetroPCS Wireless, Inc. (S)	6.625	04/01/23	245,000	249,900
SBA Tower Trust (S)	2.933	12/15/17	380,000	384,142
SBA Tower Trust (S)	5.101	04/17/17	580,000	634,414
Sprint Nextel Corp. (Z)	11.500	11/15/21	2,150,000	2,859,500
Telefonica Celular del Paraguay SA (S)	6.750	12/13/22	1,000,000	1,042,500
VimpelCom Holdings BV (S)	7.504	03/01/22	1,000,000	1,037,500

Utilities 3.0%				5,090,234

Electric Utilities 2.2%
Beaver Valley II Funding Corp.	9.000	06/01/17	126,000	127,766
BVPS II Funding Corp.	8.890	06/01/17	356,000	378,414
CE Generation LLC	7.416	12/15/18	397,300	400,280
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,083,651
FPL Energy National Wind LLC (S)	5.608	03/10/24	181,350	163,264
Israel Electric Corp., Ltd. (S)	6.700	02/10/17	1,000,000	1,067,825
PNPP II Funding Corp.	9.120	05/30/16	157,000	162,129
Texas Competitive Electric Holdings Company LLC (S)	11.500	10/01/20	155,000	116,250
W3A Funding Corp. (Z)	8.090	01/02/17	267,417	270,655

Independent Power Producers & Energy Traders 0.8%
NRG Energy, Inc.	7.875	05/15/21	1,200,000	1,320,000

6

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Convertible Bonds 1.3% (0.9% of Total Investments)				$2,296,929

(Cost $1,974,643)

Industrials 0.3%				605,704

Airlines 0.3%
United Continental Holdings, Inc. (Z)	4.500	06/30/21	550,000	605,704

Materials 0.3%				516,875

Containers & Packaging 0.3%
Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06/01/15	500,000	516,875

Telecommunication Services 0.7%				1,174,350

Diversified Telecommunication Services 0.0%
Axtel SAB de CV (7.000% until 1-31-14, then 8.000% until
1-31-15, then 9.000% thereafter) (S)	7.000	01/31/20	MXN 609,900	66,850

Wireless Telecommunication Services 0.7%
Clearwire Communications LLC (S)(Z)	8.250	12/01/40	1,000,000	1,107,500

Term Loans (M) 0.8% (0.5% of Total Investments)				$1,303,567

(Cost $1,470,989)

Consumer Staples 0.1%				208,700

Personal Products 0.1%
Revlon Consumer Products Corp.	4.000	11/20/17	206,719	208,700

Health Care 0.2%				342,982

Health Care Providers & Services 0.2%
National Mentor Holdings, Inc.	6.500	02/09/17	342,127	342,982

Industrials 0.5%				751,885

Airlines 0.5%
Delta Air Lines, Inc.	4.250	04/20/17	686,000	690,974
Global Aviation Holdings, Inc.	3.000	02/13/18	503,687	25,184
Global Aviation Holdings, Inc.	10.000	07/13/17	51,038	35,727

Capital Preferred Securities (a) 0.4% (0.3% of Total Investments)				$714,000

(Cost $700,000)

Financials 0.4%				714,000

Commercial Banks 0.4%
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3
month LIBOR + 1.926%) (Z)	5.911	11/30/35	700,000	714,000

U.S. Government & Agency Obligations 28.8% (19.7% of Total Investments)				$49,353,486

(Cost $49,745,112)

U.S. Government 12.7%				21,680,024

U.S. Treasury
Note (Z)	0.625	09/30/17	6,000,000	5,882,346
Note (Z)	0.875	01/31/18	3,000,000	2,953,593
Note (Z)	1.375	01/31/20	5,000,000	4,850,000
Note (Z)	1.750	05/15/22	1,120,000	1,060,851

7

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government (continued)

Note (Z)	1.750	05/15/23	3,000,000	$2,785,314
Note (Z)	2.000	04/30/16	3,460,000	3,598,400
Strip, PO (Z)	3.031	11/15/30	1,025,000	549,520

U.S. Government Agency 16.1%				27,673,462

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	5.000	03/01/41	2,776,167	3,018,539
30 Yr Pass Thru (Z)	6.500	06/01/37	16,544	18,524
30 Yr Pass Thru (Z)	6.500	10/01/37	42,685	47,801
30 Yr Pass Thru (Z)	6.500	11/01/37	93,898	105,132
30 Yr Pass Thru (Z)	6.500	12/01/37	44,126	49,422
30 Yr Pass Thru (Z)	6.500	03/01/38	186,513	209,174
Federal National Mortgage Association
15 Yr Pass Thru (Z)	4.000	12/01/24	2,090,006	2,225,367
30 Yr Pass Thru	3.000	10/29/27	670,000	606,964
30 Yr Pass Thru (Z)	4.000	12/01/40	5,664,886	5,918,478
30 Yr Pass Thru (Z)	4.000	09/01/41	4,004,380	4,167,371
30 Yr Pass Thru (Z)	4.000	10/01/41	2,027,494	2,112,553
30 Yr Pass Thru (Z)	4.500	10/01/40	2,937,577	3,125,421
30 Yr Pass Thru (Z)	5.000	02/01/41	426,853	467,787
30 Yr Pass Thru (Z)	5.000	04/01/41	722,064	788,375
30 Yr Pass Thru (Z)	5.500	06/01/38	1,215,906	1,322,819
30 Yr Pass Thru (Z)	5.500	08/01/40	278,346	302,820
30 Yr Pass Thru (Z)	6.000	05/01/37	864,795	943,695
30 Yr Pass Thru (Z)	6.500	07/01/36	375,625	422,643
30 Yr Pass Thru (Z)	6.500	10/01/37	227,529	254,445
30 Yr Pass Thru (Z)	6.500	01/01/39	1,404,509	1,566,132

Foreign Government Obligations 3.1% (2.2% of Total Investments)				$5,376,930

(Cost $5,432,662)

Argentina 1.7%				2,989,260

City of Buenos Aires (S)	12.500	04/06/15	2,400,000	2,436,000
Provincia de Neuquen (S)	7.875	04/26/21	639,200	553,260

Dominican Republic 0.6%				967,500

Government of Dominican Republic (S)	5.875	04/18/24	1,000,000	967,500

South Korea 0.1%				216,973

Korea Development Bank (Z)	4.375	08/10/15	205,000	216,973

Ukraine 0.7%				1,203,197

City of Kyiv (S)	9.375	07/11/16	1,285,000	1,203,197

Collateralized Mortgage Obligations 9.0% (6.2% of Total Investments)				$15,461,166

(Cost $15,244,797)

Commercial & Residential 5.1%				8,733,021

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.091	12/25/46	5,784,337	423,216
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.600	03/25/35	500,152	499,520
Series 2005-5, Class A2 (P)	2.320	08/25/35	555,150	550,965

8

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	397,664	$413,313
Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12/10/44	365,000	375,088
Series 2012-LC4, Class C (P)	5.648	12/10/44	290,000	299,988
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.730	06/25/34	554,605	498,040
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.326	12/05/31	475,000	479,003
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,172,054	1,579,277
Series 2004-9, Class B1 (P)	3.102	08/25/34	753,026	418,440
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.223	09/19/35	3,246,261	257,273
Series 2007-3, Class ES IO (S)	0.350	05/19/47	6,474,211	58,268
Series 2007-4, Class ES IO	0.350	07/19/47	7,185,649	71,856
Series 2007-6, Class ES IO (S)	0.342	08/19/37	5,433,162	46,182
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.049	10/25/36	8,051,421	602,488
Series 2005-AR18, Class 2X IO	1.695	10/25/36	7,226,580	294,311
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-HSBC Class XA IO (S)	1.431	07/05/32	3,495,000	375,548
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	665,000	725,801
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.488	01/25/45	103,356	4,912
Series 2005-AR6, Class X IO	1.624	04/25/45	6,513,895	422,621
Series 2005-AR8, Class X IO	1.625	07/25/45	5,926,219	336,911

U.S. Government Agency 3.9%				6,728,145

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,376,400	679,089
Series 3830, Class NI IO	4.500	01/15/36	3,366,831	403,737
Series 4065, Class QA	3.000	08/15/41	809,356	832,435
Series 4068, Class AP	3.500	06/15/40	1,222,466	1,276,007
Series 4068, Class BH	3.000	06/15/40	1,020,179	1,044,618
Series K017, Class X1 IO	1.450	12/25/21	2,704,051	247,623
Series K709, Class X1 IO	1.545	03/25/19	3,266,831	237,966
Series K710, Class X1 IO	1.784	05/25/19	2,479,740	212,598
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	1,410,676	322,777
Series 2012-67, Class KG	3.500	02/25/41	376,502	405,066
Series 398, Class C3 IO	4.500	05/25/39	334,471	60,118
Series 402, Class 3 IO	4.000	11/25/39	515,030	95,802
Series 402, Class 4 IO	4.000	10/25/39	803,606	98,817
Series 407, Class 15 IO	5.000	01/25/40	882,778	140,603
Series 407, Class 21 IO	5.000	01/25/39	517,948	80,681
Series 407, Class 7 IO	5.000	03/25/41	722,772	126,316
Series 407, Class 8 IO	5.000	03/25/41	190,169	32,248
Series 407, Class C6 IO	5.500	01/25/40	1,444,574	244,674
Government National Mortgage Association
Series 2012-114, Class IO	1.029	01/16/53	1,970,077	186,970

9

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities 1.8% (1.2% of Total Investments)				$3,040,167

(Cost $2,905,785)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.320	10/25/36	143,730	64,771
Series 2006-ASP5, Class A2C (P)	0.370	10/25/36	282,866	128,181
Series 2006-ASP5, Class A2D (P)	0.450	10/25/36	540,707	247,825
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.340	09/25/36	1,478,368	605,903
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.390	01/25/36	517,109	476,925
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	29,284	29,221
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.340	06/25/36	458,339	302,558
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	421,632	448,644
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01/20/25	739,838	736,139

			Shares	Value

Common Stocks 1.7% (1.2% of Total Investments)				$2,884,655

(Cost $3,008,608)

Consumer Discretionary 0.4%				603,314

Media 0.4%
Charter Communications, Inc., Class A (I)(Z)			4,301	540,808
Dex Media, Inc. (I)			4,195	62,506
Vertis Holdings, Inc. (I)			34,015	0

Industrials 0.0%				4,108

Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)			82,159	4,108

Materials 1.0%				1,724,276

Containers & Packaging 1.0%
Rock-Tenn Company, Class A (Z)			15,079	1,724,276

Utilities 0.3%				552,957

Electric Utilities 0.3%
PPL Corp.			17,405	552,957

Preferred Securities (b) 0.5% (0.3% of Total Investments)				$863,463

(Cost $853,062)

Consumer Discretionary 0.5%				863,463

Automobiles 0.5%
General Motors Company, Series B, 4.750% (Z)			17,290	863,463

10

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0% (0.0% of Total Investments)				$4,100

(Cost $0)

Materials 0.0%				4,100

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	1,640,000	4,100

			Par value	Value

Short-Term Investments 1.0% (0.7% of Total Investments)				$1,753,000

(Cost $1,753,000)

Repurchase Agreement 1.0%				1,753,000

Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $1,753,000, on 8-1-13, collateralized by $1,795,000 U.S. Treasury Note, 0.875% due 4-30-17 (valued at
$1,791,074, including interest)			$1,753,000	1,753,000

Total investments (Cost $248,117,753)† 145.9%				$250,176,135

Other assets and liabilities, net (45.9%)				($78,750,897)

Total net assets 100.0%				$171,425,238

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

MXN Mexican Peso

PIK Paid In Kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $101,773,585 or 59.4% of the fund's net assets as of 7-31-13.

11

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-13 was $138,626,359.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $248,713,611. Net unrealized appreciation aggregated $1,462,524, of which $12,177,524 related to appreciated investment securities and $10,715,000 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total investments on 7-31-13:

United States	69.0%
Luxembourg	3.9%
Cayman Islands	3.8%
Netherlands	2.9%
United Kingdom	2.5%
Argentina	2.3%
Mexico	2.2%
Peru	1.5%
Brazil	1.4%
Canada	1.3%
Other Countries	9.2%

Total	100.0%

12

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7-31-13	Price	Inputs	Inputs
Corporate Bonds	$167,124,672	—	$166,127,728	$996,944
Convertible Bonds	2,296,929	—	2,230,079	66,850
Term Loans	1,303,567	—	1,303,567	—
Capital Preferred Securities	714,000	—	714,000	—
U.S. Government & Agency Obligations	49,353,486	—	49,353,486	—
Foreign Government Obligations	5,376,930	—	5,376,930	—
Collateralized Mortgage Obligations	15,461,166	—	15,284,860	176,306
Asset Backed Securities	3,040,167	—	3,040,167	—
Common Stocks	2,884,655	$2,880,547	4,108	—
Preferred Securities	863,463	863,463	—	—
Escrow Certificates	4,100	—	4,100	—
Short-Term Investments	1,753,000	—	1,753,000	—

Total Investments in Securities	$250,176,135	$3,744,010	$245,192,025	$1,240,100
Other Financial Instruments
Interest Rate Swaps	($617,566)	—	($617,566)	—

13

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

			Collateralized
	Corporate	Convertible	Mortgage	Common	Preferred
	Bonds	Bonds	Obligations	Stocks	Securities	Totals
Balance as of 10-31-12	$1,123,959	—	$153,502	$54,907	$1,498,072	$2,830,440
Realized gain (loss)	1,478	—	—	(20,216)	(219,567)	($238,305)
Change in unrealized appreciation (depreciation)	(29,804)	(29,589)	22,804	53,239	438,155	$454,805
Purchases	—	96,439	—	—	—	$96,439
Sales	(98,689)	—	—	(87,930)	(1,716,660)	($1,903,279)
Transfers into Level 3	—	—	—	—	—	$0
Transfers out of Level 3	—	—	—	—	—	$0
Balance as of 7-31-13	$996,944	$66,850	$176,306	$0	$0	$1,240,100
Change in unrealized at period end*	($79,985)	($29,589)	$22,804	—	—	($86,770)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement

14

John Hancock Investors Trust
As of 7-31-13 (Unaudited)

payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC swaps or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2013, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2013:

	USD
	Notional	Payments Made	Payments	Maturity
Counterparty	Amount	by Fund	Received by Fund	Date	Market Value

Morgan Stanley Capital Services	$22,000,000	Fixed 1.442500%	3-month LIBOR (a)	Aug 2016	($573,905)
Morgan Stanley Capital Services	22,000,000	Fixed 1.09375%	3-month LIBOR (a)	May 2017	(43,661)
Total	$44,000,000				($617,566)

(a) At 7-31-13, the 3-month LIBOR rate was 0.26560%

No interest rate swap positions were entered into or closed during the period ended July 31, 2013.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 43006 Providence, RI 02940-3006	
Phone	Customer service representatives Portfolio commentary 24-hour automated information	**800-852-0218** **800-344-7054** **800-843-0090**

This report is for the information of the shareholders of John Hancock Investors Trust.

P5Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013